UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Income Fund of Boston

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	37

Officers and Trustees	40

Important Notices	41

Eaton Vance

Income Fund of Boston

April 30, 2013

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	7.03%	12.19%	9.32%	8.96%
Class A with 4.75% Maximum Sales Charge	—	—	1.87	6.88	8.26	8.44
Class B at NAV	06/20/2002	06/15/1972	6.47	11.37	8.49	8.15
Class B with 5% Maximum Sales Charge	—	—	1.47	6.37	8.20	8.15
Class C at NAV	06/21/2002	06/15/1972	6.47	11.18	8.49	8.13
Class C with 1% Maximum Sales Charge	—	—	5.47	10.18	8.49	8.13
Class I at NAV	07/01/1999	06/15/1972	6.98	12.46	9.60	9.24
Class R at NAV	01/05/2004	06/15/1972	6.90	11.92	9.04	8.69
BofA Merrill Lynch U.S. High Yield Index	—	—	7.26%	14.04%	10.82%	9.52%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	7.26	14.01	10.98	9.52

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.02%	1.77%	1.77%	0.77%	1.27%

Fund Profile4

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Income Fund of Boston

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class R is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the lower rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Income Fund of Boston

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,070.30	$5.29	1.03%
Class B	$1,000.00	$1,064.70	$9.06	1.77%
Class C	$1,000.00	$1,064.70	$9.06	1.77%
Class I	$1,000.00	$1,069.80	$3.95	0.77%
Class R	$1,000.00	$1,069.00	$6.52	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class B	$1,000.00	$1,016.00	$8.85	1.77%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%
Class R	$1,000.00	$1,018.50	$6.36	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Income Fund of Boston

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Boston Income Portfolio, at value (identified cost, $4,123,812,831)	$4,399,211,830
Receivable for Fund shares sold	11,906,557
Total assets	$4,411,118,387

Liabilities
Payable for Fund shares redeemed	$14,891,347
Distributions payable	2,046,920
Payable to affiliates:
Distribution and service fees	715,139
Trustees’ fees	42
Accrued expenses	1,417,286
Total liabilities	$19,070,734
Net Assets	$4,392,047,653

Sources of Net Assets
Paid-in capital	$4,239,478,559
Accumulated net realized loss from Portfolio	(111,593,836)
Accumulated distributions in excess of net investment income	(11,236,069)
Net unrealized appreciation from Portfolio	275,398,999
Total	$4,392,047,653

Class A Shares
Net Assets	$1,917,882,074
Shares Outstanding	311,958,025
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.15
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.46

Class B Shares
Net Assets	$47,403,637
Shares Outstanding	7,707,643
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.15

Class C Shares
Net Assets	$335,643,158
Shares Outstanding	54,540,352
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.15

Class I Shares
Net Assets	$2,053,016,251
Shares Outstanding	333,874,559
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.15

Class R Shares
Net Assets	$38,102,533
Shares Outstanding	6,197,981
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from Portfolio	$152,452,416
Dividends allocated from Portfolio	634,459
Expenses allocated from Portfolio	(13,925,502)
Total investment income from Portfolio	$139,161,373

Expenses
Distribution and service fees
Class A	$2,422,534
Class B	253,490
Class C	1,620,237
Class R	91,338
Trustees’ fees and expenses	250
Custodian fee	19,280
Transfer and dividend disbursing agent fees	2,169,348
Legal and accounting services	28,019
Printing and postage	821,653
Registration fees	341,559
Miscellaneous	15,379
Total expenses	$7,783,087

Net investment income	$131,378,286

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$68,060,368
Swap contracts	1,405,289
Net realized gain	$69,465,657
Change in unrealized appreciation (depreciation) —
Investments	$99,826,421
Swap contracts	1,349,503
Net change in unrealized appreciation (depreciation)	$101,175,924

Net realized and unrealized gain	$170,641,581

Net increase in net assets from operations	$302,019,867

6	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$131,378,286	$225,034,216
Net realized gain from investment transactions and swap contracts	69,465,657	20,495,060
Net change in unrealized appreciation (depreciation) from investments and swap contracts	101,175,924	147,280,467
Net increase in net assets from operations	$302,019,867	$392,809,743
Distributions to shareholders —
From net investment income
Class A	$(58,794,958)	$(108,421,907)
Class B	(1,349,121)	(4,045,720)
Class C	(8,619,103)	(17,117,660)
Class I	(67,033,156)	(116,381,617)
Class R	(1,060,827)	(2,117,277)
Tax return of capital
Class A	—	(3,548,514)
Class B	—	(132,411)
Class C	—	(560,240)
Class I	—	(3,809,026)
Class R	—	(69,296)
Total distributions to shareholders	$(136,857,165)	$(256,203,668)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$304,137,404	$876,344,350
Class B	394,225	5,674,127
Class C	33,163,118	98,513,545
Class I	408,931,297	1,348,305,899
Class R	6,214,860	15,366,879
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	55,126,568	101,761,836
Class B	1,137,743	3,354,742
Class C	7,317,179	14,334,816
Class I	58,998,585	104,405,965
Class R	970,259	1,995,714
Cost of shares redeemed
Class A	(517,163,846)	(489,871,063)
Class B	(6,004,121)	(10,586,440)
Class C	(34,980,152)	(52,793,153)
Class I	(717,427,614)	(471,097,438)
Class R	(7,428,775)	(13,223,532)
Net asset value of shares exchanged
Class A	6,325,376	20,735,723
Class B	(6,325,376)	(20,735,723)
Net increase (decrease) in net assets from Fund share transactions	$(406,613,270)	$1,532,486,247

Net increase (decrease) in net assets	$(241,450,568)	$1,669,092,322

Net Assets
At beginning of period	$4,633,498,221	$2,964,405,899
At end of period	$4,392,047,653	$4,633,498,221

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(11,236,069)	$(5,757,190)

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$5.920		$5.720	$5.850	$5.400	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.355	$0.423	$0.466	$0.459	$0.496
Net realized and unrealized gain (loss)	0.237		0.252	(0.103)	0.475	1.119	(2.033)

Total income (loss) from operations	$0.411		$0.607	$0.320	$0.941	$1.578	$(1.537)

Less Distributions
From net investment income	$(0.181)		$(0.394)	$(0.450)	$(0.491)	$(0.508)	$(0.503)
Tax return of capital	—		(0.013)	—	—	—	—

Total distributions	$(0.181)		$(0.407)	$(0.450)	$(0.491)	$(0.508)	$(0.503)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.150		$5.920	$5.720	$5.850	$5.400	$4.330

Total Return(4)	7.03	%(5)	11.00%	5.60%	17.98%	39.78%	(25.77)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,917,882		$1,997,735	$1,428,797	$1,494,894	$1,382,206	$936,790
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.03	%(8)	1.02%	1.02%	1.04%	1.11%	1.07%
Net investment income	5.82	%(8)	6.12%	7.25%	8.32%	10.10%	8.52%
Portfolio Turnover of the Portfolio	32	%(5)	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$5.930		$5.720	$5.860	$5.410	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.317	$0.382	$0.425	$0.430	$0.452
Net realized and unrealized gain (loss)	0.228		0.257	(0.116)	0.477	1.118	(2.034)

Total income (loss) from operations	$0.379		$0.574	$0.266	$0.902	$1.548	$(1.582)

Less Distributions
From net investment income	$(0.159)		$(0.352)	$(0.406)	$(0.452)	$(0.468)	$(0.458)
Tax return of capital	—		(0.012)	—	—	—	—

Total distributions	$(0.159)		$(0.364)	$(0.406)	$(0.452)	$(0.468)	$(0.458)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.150		$5.930	$5.720	$5.860	$5.410	$4.330

Total Return(4)	6.47	%(5)	10.38%	4.63%	17.35%	38.55%	(26.35)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,404		$56,321	$76,367	$110,968	$113,900	$99,181
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.77	%(8)	1.77%	1.77%	1.79%	1.86%	1.82%
Net investment income	5.07	%(8)	5.48%	6.53%	7.59%	9.51%	7.76%
Portfolio Turnover of the Portfolio	32	%(5)	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$5.930		$5.720	$5.860	$5.410	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.313	$0.380	$0.424	$0.430	$0.452
Net realized and unrealized gain (loss)	0.228		0.261	(0.114)	0.478	1.119	(2.034)

Total income (loss) from operations	$0.379		$0.574	$0.266	$0.902	$1.549	$(1.582)

Less Distributions
From net investment income	$(0.159)		$(0.352)	$(0.406)	$(0.452)	$(0.469)	$(0.458)
Tax return of capital	—		(0.012)	—	—	—	—

Total distributions	$(0.159)		$(0.364)	$(0.406)	$(0.452)	$(0.469)	$(0.458)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.150		$5.930	$5.720	$5.860	$5.410	$4.330

Total Return(4)	6.47	%(5)	10.37%	4.63%	17.34%	38.58%	(26.35)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$335,643		$318,029	$247,649	$255,375	$210,403	$129,369
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.77	%(8)	1.77%	1.77%	1.79%	1.86%	1.82%
Net investment income	5.06	%(8)	5.39%	6.50%	7.55%	9.42%	7.77%
Portfolio Turnover of the Portfolio	32	%(5)	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$5.930		$5.720	$5.860	$5.410	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.181		$0.367	$0.434	$0.477	$0.473	$0.506
Net realized and unrealized gain (loss)	0.227		0.265	(0.109)	0.478	1.128	(2.028)

Total income (loss) from operations	$0.408		$0.632	$0.325	$0.955	$1.601	$(1.522)

Less Distributions
From net investment income	$(0.188)		$(0.409)	$(0.465)	$(0.505)	$(0.521)	$(0.518)
Tax return of capital	—		(0.013)	—	—	—	—

Total distributions	$(0.188)		$(0.422)	$(0.465)	$(0.505)	$(0.521)	$(0.518)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.150		$5.930	$5.720	$5.860	$5.410	$4.330

Total Return(4)	6.98	%(5)	11.46%	5.68%	18.47%	40.20%	(25.58)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,053,016		$2,224,443	$1,179,925	$705,118	$410,590	$241,204
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.77	%(8)	0.77%	0.77%	0.79%	0.86%	0.82%
Net investment income	6.07	%(8)	6.32%	7.45%	8.49%	10.43%	9.14%
Portfolio Turnover of the Portfolio	32	%(5)	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$5.920		$5.720	$5.850	$5.400	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.342	$0.408	$0.452	$0.450	$0.481
Net realized and unrealized gain (loss)	0.237		0.251	(0.103)	0.475	1.115	(2.033)

Total income (loss) from operations	$0.403		$0.593	$0.305	$0.927	$1.565	$(1.552)

Less Distributions
From net investment income	$(0.173)		$(0.381)	$(0.435)	$(0.477)	$(0.495)	$(0.488)
Tax return of capital	—		(0.012)	—	—	—	—

Total distributions	$(0.173)		$(0.393)	$(0.435)	$(0.477)	$(0.495)	$(0.488)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.150		$5.920	$5.720	$5.850	$5.400	$4.330

Total Return(4)	6.90	%(5)	10.73%	5.33%	17.69%	39.38%	(25.96)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,103		$36,971	$31,668	$29,793	$20,008	$11,318
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.27	%(8)	1.27%	1.27%	1.29%	1.36%	1.32%
Net investment income	5.56	%(8)	5.90%	6.99%	8.05%	9.85%	8.30%
Portfolio Turnover of the Portfolio	32	%(5)	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (90.3% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $163,317,208 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($83,921,092), October 31, 2017 ($77,345,106) and October 31, 2019 ($2,051,010). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance

Income Fund of Boston

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $41,523 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $139,916 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $2,422,534 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $190,118 and $1,215,178 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,315,000 and $33,541,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $45,669 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $63,372, $405,059 and $45,669 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge

14

Eaton Vance

Income Fund of Boston

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $16,000, $46,000 and $16,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $131,039,317 and $681,143,601, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	50,448,568	150,850,376
Issued to shareholders electing to receive payments of distributions in Fund shares	9,127,160	17,522,965
Redemptions	(85,913,428)	(84,726,646)
Exchange from Class B shares	1,053,103	3,589,096

Net increase (decrease)	(25,284,597)	87,235,791

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	65,373	984,995
Issued to shareholders electing to receive payments of distributions in Fund shares	188,385	578,994
Redemptions	(995,500)	(1,828,759)
Exchange to Class A shares	(1,052,913)	(3,585,193)

Net decrease	(1,794,655)	(3,849,963)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	5,500,320	16,978,843
Issued to shareholders electing to receive payments of distributions in Fund shares	1,209,817	2,466,561
Redemptions	(5,795,043)	(9,098,750)

Net increase	915,094	10,346,654

15

Eaton Vance

Income Fund of Boston

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	67,856,366	232,526,602
Issued to shareholders electing to receive payments of distributions in Fund shares	9,766,938	17,949,264
Redemptions	(119,138,640)	(81,470,852)

Net increase (decrease)	(41,515,336)	169,005,014

Class R	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,032,259	2,645,044
Issued to shareholders electing to receive payments of distributions in Fund shares	160,617	343,817
Redemptions	(1,235,984)	(2,287,893)

Net increase (decrease)	(43,108)	700,968

16

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.2%
Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.0%
Bombardier, Inc., 6.125%, 1/15/23(1)	$5,720	$6,213,350
GenCorp, Inc., 7.125%, 3/15/21(1)	8,485	9,185,012
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	7,245	8,096,288
TransDigm, Inc., 7.75%, 12/15/18	23,210	25,821,125

		$49,315,775

Automotive & Auto Parts — 1.5%
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	$9,892	$10,856,470
Chrysler Group, LLC, 8.25%, 6/15/21	15,955	18,388,137
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	5,799,477
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	1,955	2,072,300
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,462,100
Navistar International Corp., 8.25%, 11/1/21	17,470	18,277,988
Schaeffler Finance BV, 4.75%, 5/15/21(1)	8,235	8,379,113
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	2,450	2,734,813
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., 10.625%, 9/1/17(1)	1,094	1,169,223

		$73,139,621

Banks & Thrifts — 1.4%
Ally Financial, Inc., 0.00%, 6/15/15	$9,580	$9,065,075
Ally Financial, Inc., 2.487%, 12/1/14(2)	3,405	3,415,794
Ally Financial, Inc., 4.625%, 6/26/15	2,740	2,888,757
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,865,129
Ally Financial, Inc., 6.25%, 12/1/17	13,360	15,213,700
Ally Financial, Inc., 8.00%, 11/1/31	13,470	17,797,237

		$66,245,692

Broadcasting — 0.7%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,905,900
AMC Networks, Inc., 7.75%, 7/15/21	3,920	4,527,600
Clear Channel Communications, Inc., 11.25%, 3/1/21(1)	8,375	8,919,375
Crown Media Holdings, Inc., 10.50%, 7/15/19	3,385	3,850,438
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	13,188,031

		$36,391,344

Building Materials — 2.0%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	$5,300	$5,518,625
HD Supply, Inc., 7.50%, 7/15/20(1)	5,550	6,021,750

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
HD Supply, Inc., 8.125%, 4/15/19	$4,110	$4,669,988
HD Supply, Inc., 11.50%, 7/15/20	5,645	6,731,663
Interface, Inc., 7.625%, 12/1/18	3,155	3,442,894
Interline Brands, Inc., 7.50%, 11/15/18	15,250	16,546,250
Isabelle Acquisition Sub, Inc., 10.00%, 11/15/18(1)(3)	17,150	19,143,687
Nortek, Inc., 8.50%, 4/15/21(1)	6,240	6,988,800
Nortek, Inc., 10.00%, 12/1/18	8,590	9,695,962
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,760,500
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,957,200

		$98,477,319

Cable / Satellite TV — 3.5%
Cablevision Systems Corp., 5.875%, 9/15/22	$10,000	$10,175,000
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	9,132,844
CCO Holdings, LLC, 6.75%, 11/15/21	11,715	13,442,962
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	15,205	15,566,119
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	10,385	10,839,344
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	6,490	7,074,100
CCO Holdings, LLC/CCO Capital Corp., 7.375%, 6/1/20	12,875	14,516,562
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,066,900
DISH DBS Corp., 6.75%, 6/1/21	24,760	26,864,600
Lynx II Corp., 6.375%, 4/15/23(1)	5,935	6,454,313
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	2,810	3,154,225
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	14,620	15,204,800
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	12,286,400
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,851,875
Virgin Media Finance PLC, 4.875%, 2/15/22	10,865	11,136,625

		$168,766,669

Capital Goods — 1.3%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$9,585	$10,399,725
Belden, Inc., 5.50%, 9/1/22(1)	5,470	5,661,450
CNH Capital, LLC, 6.25%, 11/1/16	7,295	8,115,688
General Cable Corp., 5.75%, 10/1/22(1)	9,470	9,848,800
Harbinger Group, Inc., 7.875%, 7/15/19(1)	5,725	6,154,375
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	8,180	8,732,150
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,734,875

17	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods (continued)
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	$2,685	$2,805,825
Silver II Borrower/Silver II US Holdings, LLC, 7.75%, 12/15/20(1)	8,845	9,530,487

		$63,983,375

Chemicals — 2.3%
Ashland, Inc., 3.00%, 3/15/16(1)	$2,780	$2,856,450
Celanese US Holdings, LLC, 5.875%, 6/15/21	3,350	3,760,375
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	3,012,637
Chemtura Corp., 7.875%, 9/1/18	6,300	6,961,500
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	22,076,344
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,604,812
NOVA Chemicals Corp., 8.375%, 11/1/16	5,500	5,926,250
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,712,369
TPC Group, Inc., 8.75%, 12/15/20(1)	8,545	9,057,700
Tronox Finance, LLC, 6.375%, 8/15/20(1)	19,955	19,979,944
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	14,675	15,720,594

		$109,668,975

Consumer Products — 1.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(3)	$15,880	$16,634,300
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	10,690	11,518,475
Libbey Glass, Inc., 6.875%, 5/15/20	3,330	3,667,163
Mead Products, LLC/ACCO Brands Corp., 6.75%, 4/30/20(1)	7,800	8,326,500
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	4,525	4,836,094
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	3,250	3,558,750
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	9,095	10,049,975
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,555,200
Spectrum Brands, Inc., 9.50%, 6/15/18	3,905	4,407,769
Sun Products Corp. (The), 7.75%, 3/15/21(1)	10,645	11,044,187
Tempur-Pedic International, Inc., 6.875%, 12/15/20(1)	6,865	7,525,756

		$86,124,169

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$14,690	$15,571,400
BOE Merger Corp., 9.50%, 11/1/17(1)(3)	11,485	12,461,225

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
BWAY Holding Co., 10.00%, 6/15/18	$1,855	$2,086,875
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	9,285	9,528,731
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,808,837
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,752,013
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,653,125
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	26,195	29,469,375
Sealed Air Corp., 6.50%, 12/1/20(1)	5,765	6,471,213
Sealed Air Corp., 8.375%, 9/15/21(1)	11,665	13,706,375

		$118,509,169

Diversified Financial Services — 3.5%
Air Lease Corp., 4.50%, 1/15/16	$31,740	$33,168,300
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,804,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	14,553	15,390,051
CIT Group, Inc., 4.25%, 8/15/17	8,165	8,685,519
CIT Group, Inc., 4.75%, 2/15/15(1)	9,250	9,758,750
CIT Group, Inc., 5.00%, 8/15/22	4,005	4,500,439
CIT Group, Inc., 5.25%, 3/15/18	2,775	3,080,250
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,443,938
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,489,225
E*TRADE Financial Corp., 6.00%, 11/15/17	1,645	1,747,812
E*TRADE Financial Corp., 6.375%, 11/15/19	5,615	6,064,200
International Lease Finance Corp., 5.65%, 6/1/14	11,900	12,495,000
International Lease Finance Corp., 8.25%, 12/15/20	16,365	20,497,162
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,860,775
International Lease Finance Corp., 8.75%, 3/15/17	5,350	6,460,125
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,838,575
Nuveen Investments, Inc., 9.50%, 10/15/20(1)	11,010	11,918,325

		$172,203,196

Diversified Media — 2.1%
Catalina Marketing Corp., 10.50%, 10/1/15(1)	$9,694	$9,996,937
Catalina Marketing Corp., 11.625%, 10/1/17(1)	13,835	14,768,862
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22(1)	6,075	6,485,063
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22(1)	16,445	17,719,487
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,150,363
LBI Media, Inc., 10.00%, 4/15/19(1)	6,460	5,878,600
LBI Media, Inc., 13.50%, 4/15/20(1)	787	350,215
MDC Partners, Inc., 6.75%, 4/1/20(1)	5,375	5,616,875

18	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Media (continued)
Southern Graphics, Inc., 8.375%, 10/15/20(1)	$10,365	$11,142,375
WMG Acquisition Corp., 6.00%, 1/15/21(1)	14,405	15,485,375
WMG Acquisition Corp., 11.50%, 10/1/18	11,635	13,903,825

		$103,497,977

Energy — 12.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,334,438
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	17,815	19,997,337
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,970,375
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	7,900	7,781,500
Atwood Oceanics, Inc., 6.50%, 2/1/20	5,075	5,557,125
Berry Petroleum Co., 6.375%, 9/15/22	29,365	31,530,669
Bonanza Creek Energy, Inc., 6.75%, 4/15/21(1)	7,930	8,405,800
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	2,860	2,960,100
Chesapeake Energy Corp., 5.75%, 3/15/23	17,390	18,911,625
Chesapeake Energy Corp., 6.125%, 2/15/21	19,260	21,282,300
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	3,875	4,010,625
Concho Resources, Inc., 5.50%, 4/1/23	9,190	9,833,300
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,273,950
Concho Resources, Inc., 7.00%, 1/15/21	5,535	6,254,550
Continental Resources, Inc., 4.50%, 4/15/23(1)	10,570	11,283,475
Continental Resources, Inc., 5.00%, 9/15/22	16,125	17,616,562
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,650,675
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	10,510	10,720,200
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22(1)	15,640	16,187,400
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	6,081,900
EP Energy, LLC/EP Energy Finance, Inc., 6.875%, 5/1/19	18,495	20,344,500
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	13,545	15,847,650
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	4,748,300
EPL Oil & Gas, Inc., 8.25%, 2/15/18(1)	9,450	10,206,000
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,986,969
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	20,012	21,512,900
Harvest Operations Corp., 6.875%, 10/1/17	2,710	3,041,975
Holly Corp., 9.875%, 6/15/17	4,995	5,291,054

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	$2,605	$2,826,425
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	2,285	2,413,531
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	23,598,337
Laredo Petroleum, Inc., 7.375%, 5/1/22	13,068	14,440,140
Laredo Petroleum, Inc., 9.50%, 2/15/19	9,050	10,362,250
MEG Energy Corp., 6.375%, 1/30/23(1)	10,980	11,638,800
Newfield Exploration Co., 5.625%, 7/1/24	8,000	8,640,000
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,718,325
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	16,273,425
Offshore Group Investment, Ltd., 7.125%, 4/1/23(1)	2,670	2,790,150
Oil States International, Inc., 6.50%, 6/1/19	9,420	10,173,600
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	4,080	4,630,800
Plains Exploration & Production Co., 6.875%, 2/15/23	25,210	28,833,937
Precision Drilling Corp., 6.50%, 12/15/21	7,945	8,640,188
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,734,625
QEP Resources, Inc., 5.25%, 5/1/23	9,620	10,269,350
Range Resources Corp., 5.00%, 8/15/22	4,700	5,029,000
Range Resources Corp., 6.75%, 8/1/20	5,485	6,115,775
Rockies Express Pipeline, LLC, 6.00%, 1/15/19(1)	11,535	11,390,813
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,414,625
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,754,688
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	19,500	20,231,250
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	10,580	10,897,400
Sabine Pass LNG, LP, 6.50%, 11/1/20(1)	12,645	13,624,987
SandRidge Energy, Inc., 7.50%, 3/15/21	5,500	5,733,750
SandRidge Energy, Inc., 8.125%, 10/15/22	2,255	2,412,850
Seadrill, Ltd., 5.625%, 9/15/17(1)	9,665	9,930,788
SESI, LLC, 6.375%, 5/1/19	11,995	13,074,550
SM Energy Co., 6.50%, 1/1/23	8,890	9,867,900
Tesoro Corp., 5.375%, 10/1/22	12,645	13,530,150
Venoco, Inc., 11.50%, 10/1/17	1,870	2,024,275
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,977,750
WPX Energy, Inc., 6.00%, 1/15/22	21,835	23,745,562

		$627,363,250

Entertainment / Film — 0.8%
AMC Entertainment, Inc., 8.75%, 6/1/19	$6,845	$7,572,281
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,718,325
NAI Entertainment Holdings, LLC, 8.25%, 12/15/17(1)	2,588	2,820,920
National CineMedia, LLC, 6.00%, 4/15/22	8,240	9,022,800
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,907,125

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Entertainment / Film (continued)
Regal Cinemas Corp., 8.625%, 7/15/19	$2,660	$2,965,900
Regal Entertainment Group, 9.125%, 8/15/18	10,655	11,986,875

		$40,994,226

Environmental — 0.5%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$6,410	$7,034,975
Clean Harbors, Inc., 5.125%, 6/1/21(1)	5,400	5,683,500
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,816,937

		$22,535,412

Food / Beverage / Tobacco — 2.0%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$17,825	$18,872,219
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(3)	8,028	8,155,538
Constellation Brands, Inc., 4.25%, 5/1/23	15,850	15,850,000
Constellation Brands, Inc., 6.00%, 5/1/22	6,770	7,844,738
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(1)	10,360	10,515,400
Michael Foods Group, Inc., 9.75%, 7/15/18	9,060	10,203,825
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(3)	8,655	9,109,387
Post Holdings, Inc., 7.375%, 2/15/22	4,660	5,195,900
Smithfield Foods, Inc., 6.625%, 8/15/22	10,790	12,003,875

		$97,750,882

Gaming — 4.5%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(4)(5)(6)	$594	$554,935
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(7)	11,355	3,179,400
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	3,280	3,271,800
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	25,140	22,374,600
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	16,260	15,741,713
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	8,315	8,834,688
Caesars Operating Escrow, LLC/Caesars Escrow Corp., 9.00%, 2/15/20(1)	9,295	9,202,050
Inn of the Mountain Gods Resort & Casino, 8.75%, 11/30/20(1)	922	926,610
Mandalay Resort Group, 7.625%, 7/15/13	2,965	3,004,286
MGM Resorts International, 5.875%, 2/27/14	9,340	9,713,600
MGM Resorts International, 6.625%, 12/15/21	7,900	8,591,250
MGM Resorts International, 7.75%, 3/15/22	24,755	28,406,362

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	$10,945	$10,945,000
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)	8,200	7,913,000
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	6,044,663
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(3)	9,000	9,148,140
Station Casinos, LLC, 7.50%, 3/1/21(1)	13,965	14,802,900
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	29,340	32,934,150
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,331	2,502,911
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	8,698,600
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(5)	6,407	3,256,812
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	5,810	6,681,500

		$216,728,970

Health Care — 8.9%
Accellent, Inc., 8.375%, 2/1/17	$11,860	$12,690,200
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	9,999	11,123,887
Alere, Inc., 8.625%, 10/1/18	7,215	7,774,163
Amsurg Corp., 5.625%, 11/30/20(1)	4,055	4,298,300
Bausch & Lomb, Inc., 9.875%, 11/1/15	7,136	7,412,520
Biomet, Inc., 6.50%, 8/1/20(1)	13,890	15,192,187
CDRT Holding Corp., 9.25%, 10/1/17(1)(3)	11,190	11,735,512
Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,357,350
Community Health Systems, Inc., 7.125%, 7/15/20	13,450	15,047,187
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	21,707,300
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	20,945	22,411,150
DJO Finance, LLC/DJO Finance Corp., 8.75%, 3/15/18	7,310	8,242,025
Emergency Medical Services Corp., 8.125%, 6/1/19	4,565	5,078,563
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	4,473	4,931,483
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	1,280	1,409,600
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	7,155,938
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	6,112,250
Fresenius US Finance II, Inc., 9.00%, 7/15/15(1)	3,685	4,265,388
HCA Holdings, Inc., 6.25%, 2/15/21	14,365	15,765,587
HCA, Inc., 6.50%, 2/15/20	10,650	12,327,375
HCA, Inc., 7.50%, 2/15/22	10,400	12,454,000
Hologic, Inc., 6.25%, 8/1/20	27,285	29,604,225

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
IMS Health, Inc., 6.00%, 11/1/20(1)	$9,615	$10,312,088
INC Research, LLC, 11.50%, 7/15/19(1)	6,435	7,078,500
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	21,157,537
Multiplan, Inc., 9.875%, 9/1/18(1)	12,245	13,852,156
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	27,766,312
Physio-Control International, Inc., 9.875%, 1/15/19(1)	9,735	11,170,912
Polymer Group, Inc., 7.75%, 2/1/19	6,490	7,163,338
ResCare, Inc., 10.75%, 1/15/19	9,675	10,981,125
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,824,000
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,103,063
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,619,125
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	28,910	32,162,375
VWR Funding, Inc., 7.25%, 9/15/17(1)	15,430	16,510,100
Warner Chilcott Co., LLC, 7.75%, 9/15/18	9,775	10,654,750

		$435,451,571

Homebuilders / Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$9,755	$10,547,594
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	10,555	11,610,500

		$22,158,094

Hotels — 0.2%
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$7,470	$7,652,081

		$7,652,081

Insurance — 0.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$8,110	$8,606,738
Hub International, Ltd., 8.125%, 10/15/18(1)	8,565	9,260,906
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	18,795	19,452,825

		$37,320,469

Leisure — 1.3%
NCL Corp., Ltd., 5.00%, 2/15/18(1)	$5,080	$5,302,250
NCL Corp., Ltd., 9.50%, 11/15/18	9,831	11,182,762
Royal Caribbean Cruises, 6.875%, 12/1/13	4,095	4,233,206
Royal Caribbean Cruises, 7.00%, 6/15/13	5,505	5,539,406
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,490,900

Security	Principal Amount (000’s omitted)	Value

Leisure (continued)
Royal Caribbean Cruises, 7.25%, 3/15/18	$4,390	$5,086,913
Royal Caribbean Cruises, 11.875%, 7/15/15	1,975	2,404,563
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	15,870	17,437,162
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	9,980	11,202,550

		$64,879,712

Metals / Mining — 2.4%
Alpha Natural Resources, Inc., 6.25%, 6/1/21	$2,230	$2,062,750
CONSOL Energy, Inc., 8.00%, 4/1/17	5,395	5,853,575
Eldorado Gold Corp., 6.125%, 12/15/20(1)	22,925	23,498,125
IAMGOLD Corp., 6.75%, 10/1/20(1)	15,650	14,867,500
Inmet Mining Corp., 7.50%, 6/1/21(1)	3,420	3,591,000
Inmet Mining Corp., 8.75%, 6/1/20(1)	5,615	6,092,275
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	8,823,375
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,542,225
Novelis, Inc., 8.375%, 12/15/17	4,800	5,280,000
Novelis, Inc., 8.75%, 12/15/20	9,225	10,516,500
Peabody Energy Corp., 6.25%, 11/15/21	3,625	3,883,281
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	13,250	13,945,625
Rain CII Carbon, LLC, 8.00%, 12/1/18(1)	6,230	6,681,675
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,131,700
SunCoke Energy, Inc., 7.625%, 8/1/19	4,840	5,263,500

		$118,033,106

Paper — 0.4%
Boise Paper Holdings, LLC/Boise Finance Co., 8.00%, 4/1/20	$1,805	$2,035,138
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	7,295	7,896,837
Domtar Corp., 10.75%, 6/1/17	8,205	10,627,830

		$20,559,805

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$15,840	$16,394,400

		$16,394,400

Railroad — 0.2%
Kansas City Southern Mexico, 6.125%, 6/15/21	$2,635	$3,107,983
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,646,025

		$8,754,008

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants — 0.4%
DineEquity, Inc., 9.50%, 10/30/18	$1,575	$1,803,375
NPC International, Inc., 10.50%, 1/15/20	16,985	20,021,069

		$21,824,444

Services — 6.2%
Aramark Corp., 5.75%, 3/15/20(1)	$5,525	$5,815,063
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	5,720	6,384,950
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	24,036,156
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	16,390	17,455,350
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(1)(4)	7,987	8,346,854
FTI Consulting, Inc., 6.00%, 11/15/22(1)	6,965	7,469,962
HDTFS, Inc., 6.25%, 10/15/22	6,325	7,107,719
Hertz Corp., 7.50%, 10/15/18	9,637	10,709,116
Laureate Education, Inc., 9.25%, 9/1/19(1)	77,340	87,974,250
Laureate Education, Inc., 12.75%, 8/15/17(1)	23,453	25,012,624
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	1,195	1,368,275
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	4,495	5,225,438
ServiceMaster Co., 7.00%, 8/15/20(1)	3,990	4,154,588
ServiceMaster Co., 8.00%, 2/15/20	5,145	5,563,031
Sitel, LLC/Sitel Finance Corp., 11.50%, 4/1/18	2,750	1,849,375
TransUnion Holding Co., Inc., 8.125%, 6/15/18(1)(3)	13,085	14,131,800
TransUnion Holding Co., Inc., 9.625%, 6/15/18(3)	16,720	18,433,800
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	14,846,500
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	20,793,500
United Rentals North America, Inc., 7.625%, 4/15/22	11,840	13,645,600

		$300,323,951

Steel — 0.4%
AK Steel Corp., 8.75%, 12/1/18(1)	$5,800	$6,459,750
ArcelorMittal, 6.75%, 2/25/22	3,775	4,148,196
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	7,020	7,379,775

		$17,987,721

Super Retail — 6.1%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$13,845,094

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(3)	$9,555	$9,961,088
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	7,920	8,405,100
Claire’s Stores, Inc., 8.875%, 3/15/19	2,770	2,984,675
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	16,525	19,024,406
CST Brands, Inc., 5.00%, 5/1/23(1)	4,265	4,398,281
Dufry Finance SCA, 5.50%, 10/15/20(1)	9,925	10,405,846
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	28,225	30,835,812
L Brands, Inc., 6.625%, 4/1/21	26,680	30,782,050
L Brands, Inc., 8.50%, 6/15/19	12,810	15,948,450
Michaels Stores, Inc., 7.75%, 11/1/18	17,750	19,591,563
Michaels Stores, Inc., 11.375%, 11/1/16	2,965	3,113,280
Netflix, Inc., 5.375%, 2/1/21(1)	1,695	1,754,325
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(3)	19,425	20,323,406
Pantry, Inc., 8.375%, 8/1/20(1)	8,100	8,889,750
Party City Holdings, Inc., 8.875%, 8/1/20(1)	18,585	21,093,975
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	15,507,494
Petco Holdings, Inc., 8.50%, 10/15/17(1)(3)	25,810	27,068,237
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,382,100
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	23,795	25,758,088

		$298,073,020

Technology — 4.3%
Avaya, Inc., 7.00%, 4/1/19(1)	$3,825	$3,700,688
Avaya, Inc., 9.00%, 4/1/19(1)	8,595	8,809,875
Avaya, Inc., 10.125%, 11/1/15(1)	1	514
Avaya, Inc., 10.50%, 3/1/21(1)	25,424	23,580,546
Brocade Communications Systems, Inc., 6.875%, 1/15/20	2,795	3,088,475
Ceridian Corp., 11.00%, 3/15/21(1)	2,705	3,070,175
CommScope, Inc., 8.25%, 1/15/19(1)	4,540	4,982,650
First Data Corp., 6.75%, 11/1/20(1)	18,385	19,809,837
First Data Corp., 7.375%, 6/15/19(1)	13,365	14,601,262
First Data Corp., 10.625%, 6/15/21(1)	10,830	11,195,513
First Data Corp., 11.25%, 1/15/21(1)	10,830	11,371,500
Infor US, Inc., 9.375%, 4/1/19	21,375	24,474,375
Lender Processing Services, Inc., 5.75%, 4/15/23	9,490	10,178,025
NCR Corp., 5.00%, 7/15/22(1)	7,585	7,717,738
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,906,925
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	6,205	6,608,325
Seagate HDD Cayman, 7.00%, 11/1/21	11,895	13,173,712
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	27,095	30,143,187

		$211,413,322

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 7.3%
Crown Castle International Corp., 5.25%, 1/15/23	$3,415	$3,590,019
Digicel Group, Ltd., 10.50%, 4/15/18(1)	6,915	7,692,937
Digicel, Ltd., 6.00%, 4/15/21(1)	12,710	12,773,550
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,780,550
Equinix, Inc., 7.00%, 7/15/21	4,815	5,471,044
Frontier Communications Corp., 7.625%, 4/15/24	7,910	8,285,725
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	14,555,437
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	11,627,550
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	23,765	25,190,900
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	18,125	19,371,094
iPCS, Inc., 3.549%, 5/1/14(2)(3)	9,510	9,533,775
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	21,825	23,516,437
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	32,740	35,318,275
SBA Communications Corp., 5.625%, 10/1/19(1)	3,095	3,269,094
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	9,585	10,243,969
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,771	1,970,238
Softbank Corp., 4.50%, 4/15/20(1)	26,305	27,294,305
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,996,875
Sprint Nextel Corp., 6.00%, 12/1/16	3,355	3,648,562
Sprint Nextel Corp., 7.00%, 8/15/20	28,705	31,575,500
Sprint Nextel Corp., 8.375%, 8/15/17	2,000	2,340,000
Sprint Nextel Corp., 9.00%, 11/15/18(1)	28,115	34,651,737
Sprint Nextel Corp., 9.125%, 3/1/17	5,150	6,089,875
Sprint Nextel Corp., 9.25%, 4/15/22	2,000	2,510,000
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(3)	16,708	17,379,429
Windstream Corp., 7.50%, 6/1/22	1,715	1,899,363
Windstream Corp., 7.75%, 10/1/21	13,500	14,985,000
Windstream Corp., 8.125%, 9/1/18	2,565	2,834,325

		$355,395,565

Textiles / Apparel — 0.5%
Levi Strauss & Co., 6.875%, 5/1/22(1)	$6,550	$7,344,187
Phillips-Van Heusen Corp., 7.75%, 11/15/23(5)	13,090	17,266,260

		$24,610,447

Transportation Ex Air / Rail — 0.3%
CEVA Group PLC, 8.375%, 12/1/17(1)	$7,720	$7,739,300
CEVA Group PLC, 11.625%, 10/1/16(1)	5,900	6,128,625

		$13,867,925

Utilities — 1.5%
AES Corp. (The), 4.875%, 5/15/23	$5,365	$5,485,713

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	$5,280	$5,524,200
Calpine Corp., 7.50%, 2/15/21(1)	15,394	17,472,190
Edison Mission Energy, 7.50%, 6/15/13(7)	12,200	7,015,000
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	3,870	4,121,550
NRG Energy, Inc., 7.875%, 5/15/21	7,300	8,303,750
NRG Energy, Inc., 8.25%, 9/1/20	11,225	12,824,562
Texas Competitive Electric Holdings Co., LLC, 11.50%, 10/1/20(1)	12,585	9,973,612

		$70,720,577

Total Corporate Bonds & Notes (identified cost $3,897,960,230)		$4,197,116,239

Senior Floating-Rate Interests — 9.4%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 6/19/17	$10,274	$10,445,491

		$10,445,491

Automotive & Auto Parts — 0.3%
Affinia Group Intermediate Holdings Inc., Term Loan, 4.75%, Maturing 4/30/20	$3,500	$3,548,125
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	6,042	6,144,727
Navistar International Corp., Term Loan, 5.75%, Maturing 8/17/17	6,616	6,756,973

		$16,449,825

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	$10,628	$10,780,616
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 2/8/18	12,900	13,113,662

		$23,894,278

Consumer Products — 1.1%
Revlon, Inc., Term Loan, 4.00%, Maturing 11/20/17	$11,083	$11,266,723
Serta Simmons Holdings, LLC, Term Loan, 5.00%, Maturing 10/1/19	19,950	20,254,597

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Consumer Products (continued)
Spectrum Brands, Inc., Term Loan, 4.50%, Maturing 12/17/19	$7,481	$7,607,496
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	16,100	16,281,125

		$55,409,941

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan, 4.20%, Maturing 5/13/17	$11,300	$11,300,000

		$11,300,000

Energy — 0.6%
Everest Acquisition LLC, Term Loan, 5.00%, Maturing 5/24/18	$17,500	$17,684,380
Samson Investment Co., Term Loan - Second Lien, 6.00%, Maturing 9/25/18	10,000	10,131,250

		$27,815,630

Food & Drug Retail — 0.2%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,757,290

		$6,757,290

Food / Beverage / Tobacco — 0.4%
HJ Heinz Co., Term Loan, Maturing 3/27/20(9)	$13,800	$13,942,747
Hostess Brands Inc., Term Loan, 6.75%, Maturing 3/6/20	4,600	4,723,625

		$18,666,372

Gaming — 0.4%
Peninsula Gaming LLC, Term Loan, 6.75%, Maturing 11/20/17	$20,249	$20,586,744

		$20,586,744

Health Care — 1.3%
Air Medical Group Holdings, Inc., Term Loan, 6.50%, Maturing 6/30/18	$3,990	$4,094,738
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	13,023	13,149,189
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	7,940	8,056,948
IMS Health Incorporated, Term Loan, 3.75%, Maturing 9/1/17	4,942	4,988,699
Multiplan, Inc., Term Loan, 4.00%, Maturing 8/25/17	14,381	14,566,859

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Patheon, Inc., Term Loan, 7.25%, Maturing 12/6/18	$4,975	$5,093,156
WP Prism, Inc., Term Loan, 6.25%, Maturing 5/31/18(3)	12,800	12,904,000

		$62,853,589

Leisure — 0.3%
Seven Seas Cruises, S. DE R.L., Term Loan, 4.75%, Maturing 12/21/18	$15,721	$15,956,815

		$15,956,815

Metals / Mining — 0.8%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$38,650	$39,339,294

		$39,339,294

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$10,000	$9,985,000

		$9,985,000

Services — 0.6%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$13,200	$13,530,000
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	15,238	12,711,375
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	2,992	2,597,532

		$28,838,907

Technology — 0.2%
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	$7,500	$7,968,750

		$7,968,750

Telecommunications — 1.8%
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	$22,444	$22,760,364
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	5,438	5,500,939
Intelsat Jackson Holdings Ltd., Term Loan, 4.25%, Maturing 4/2/18	11,940	12,129,046
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	48,271,577

		$88,661,926

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	$1,774	$1,704,686
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	1,991	1,859,016
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	3,890	3,737,346

		$7,301,048

Utilities — 0.1%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.73%, Maturing 10/10/17	$8,564	$6,311,668

		$6,311,668

Total Senior Floating-Rate Interests (identified cost $447,146,236)		$458,542,568

Convertible Bonds — 0.0%(10)

Security	Principal Amount (000’s omitted)	Value

Services — 0.0%(10)
Mood Media Corp., 10.00%, 10/31/15(5)(6)	$42	$29,904

		$29,904

Total Convertible Bonds (identified cost $0)		$29,904

Common Stocks — 0.4%

Security	Shares	Value

Building Materials — 0.2%
Panolam Holdings Co.(5)(6)(11)	6,997	$9,184,892

		$9,184,892

Consumer Products — 0.0%(10)
HF Holdings, Inc.(5)(6)(11)	3,400	$39,644

		$39,644

Energy — 0.1%
Chesapeake Energy Corp.	81,900	$1,600,326
SemGroup Corp.(11)	26,457	1,371,795

		$2,972,121

Security	Shares	Value

Gaming — 0.0%(10)
Greektown Superholdings, Inc.(11)	1,365	$122,850
New Cotai Participation Corp., Class B(5)(6)(11)	36	1,111,500

		$1,234,350

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$4,862,504

		$4,862,504

Total Common Stocks (identified cost $8,264,493)		$18,293,511

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$4,579,926

		$4,579,926

Health Care — 0.2%
Alere, Inc., 3.00%	38,134	$9,319,378

		$9,319,378

Total Convertible Preferred Stocks (identified cost $13,628,834)		$13,899,304

Preferred Stocks — 0.3%

Security	Shares	Value

Banks & Thrifts — 0.3%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	452,465	$12,393,017

		$12,393,017

Total Preferred Stocks (identified cost $11,410,043)		$12,393,017

Miscellaneous — 0.2%

Security	Shares	Value

Cable / Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate(11)	5,085,000	$44,494
Adelphia, Inc., Escrow Certificate(11)	10,260,000	89,775
Adelphia Recovery Trust(5)(11)	14,818,854	0

		$134,269

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy — 0.0%(10)
SemGroup Corp., Escrow Certificate(11)	10,225,000	$460,125

		$460,125

Gaming — 0.2%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(11)	8,520	$4,047,000
PGP Investors, LLC, Membership Interests(5)(6)(11)	17,143	6,000,001

		$10,047,001

Health Care — 0.0%(10)
US Oncology, Inc., Escrow Certificate(11)	4,050,000	$177,187

		$177,187

Total Miscellaneous (identified cost $19,769,703)		$10,818,582

Warrants — 0.0%(10)

Security	Shares	Value

Energy — 0.0%(10)
SemGroup Corp., Expires 11/30/14(11)	27,849	$774,759

		$774,759

Food / Beverage / Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$836,250

		$836,250

Total Warrants (identified cost $279)		$1,611,009

Short-Term Investments — 1.2%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$57,052	$57,051,514

Total Short-Term Investments (identified cost $57,051,514)		$57,051,514

Total Investments — 98.0% (identified cost $4,455,231,332)		$4,769,755,648

Other Assets, Less Liabilities — 2.0%		$99,772,683

Net Assets — 100.0%		$4,869,528,331

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $2,036,629,527 or 41.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2013.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 9).

(6)	Restricted security (see Note 5).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $4,398,179,818)	$4,712,704,134
Affiliated investment, at value (identified cost, $57,051,514)	57,051,514
Cash	636,169
Restricted cash*	4,310,000
Interest receivable	79,306,482
Interest receivable from affiliated investment	3,684
Receivable for investments sold	73,016,239
Receivable for open swap contracts	4,915,307
Receivable for closed swap contracts	272,964
Premium paid on open swap contracts	1,092,284
Miscellaneous receivable	350,900
Total assets	$4,933,659,677

Liabilities
Cash collateral due to brokers	$4,310,000
Payable for investments purchased	57,008,558
Premium received on open swap contracts	252,047
Payable to affiliates:
Investment adviser fee	2,383,092
Trustees’ fees	5,667
Accrued expenses	171,982
Total liabilities	$64,131,346
Net Assets applicable to investors’ interest in Portfolio	$4,869,528,331

Sources of Net Assets
Investors’ capital	$4,550,088,708
Net unrealized appreciation	319,439,623
Total	$4,869,528,331

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income	$172,346,541
Dividends	719,610
Interest allocated from affiliated investment	102,034
Expenses allocated from affiliated investment	(10,262)
Total investment income	$173,157,923

Expenses
Investment adviser fee	$15,168,147
Trustees’ fees and expenses	34,000
Custodian fee	402,628
Legal and accounting services	63,235
Miscellaneous	75,889
Total expenses	$15,743,899
Deduct —
Reduction of custodian fee	$1,678
Total expense reductions	$1,678

Net expenses	$15,742,221

Net investment income	$157,415,702

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$78,811,643
Investment transactions allocated from affiliated investment	4,608
Swap contracts	1,590,415
Net realized gain	$80,406,666
Change in unrealized appreciation (depreciation) —
Investments	$111,797,595
Swap contracts	1,544,053
Net change in unrealized appreciation (depreciation)	$113,341,648

Net realized and unrealized gain	$193,748,314

Net increase in net assets from operations	$351,164,016

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$157,415,702	$277,001,209
Net realized gain from investment transactions and swap contracts	80,406,666	28,268,847
Net change in unrealized appreciation (depreciation) from investments and swap contracts	113,341,648	169,990,606
Net increase in net assets from operations	$351,164,016	$475,260,662
Capital transactions —
Contributions	$136,285,902	$1,807,297,830
Withdrawals	(962,669,231)	(234,360,695)
Net increase (decrease) in net assets from capital transactions	$(826,383,329)	$1,572,937,135

Net increase (decrease) in net assets	$(475,219,313)	$2,048,197,797

Net Assets
At beginning of period	$5,344,747,644	$3,296,549,847
At end of period	$4,869,528,331	$5,344,747,644

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.62%	0.63%	0.64%	0.65%	0.65%
Net investment income	6.19	%(2)	6.49%	7.60%	8.67%	10.52%	8.92%
Portfolio Turnover	32	%(3)	64%	70%	75%	74%	54%

Total Return	7.25	%(3)	11.44%	6.01%	18.44%	40.41%	(25.45)%

Net assets, end of period (000’s omitted)	$4,869,528		$5,344,748	$3,296,550	$2,910,146	$2,396,886	$1,531,339

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 90.3%, 0.3% 7.8% and 1.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

31

Boston Income Portfolio

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Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee

32

Boston Income Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. Effective May 1, 2013, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on average daily net assets of $10 billion and over is computed at an annual rate of 0.535%. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $15,168,147 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,586,445,492 and $2,043,804,565, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,468,778,385

Gross unrealized appreciation	$341,180,300
Gross unrealized depreciation	(40,203,037)

Net unrealized appreciation	$300,977,263

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$594,340	$511,543	$554,935

Total Corporate Bonds & Notes			$511,543	$554,935

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$42,000	$0	$29,904

Total Convertible Bonds			$0	$29,904

33

Boston Income Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$39,644
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,111,500
Panolam Holdings Co.	12/30/09	6,997	3,844,852	9,184,892

Total Common Stocks			$5,138,965	$10,336,036

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$4,047,000
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$10,047,001

Total Restricted Securities			$11,799,608	$20,967,876

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$315,515	$73,085	$388,600
Bank of America NA	Ford Motor Co.	Baa3/BB+	5,000	5.00	(1)	3/20/17	726,789	(120,082)	606,707
Citibank NA	Meritor, Inc.	B3/B-	4,125	5.00	(1)	6/20/15	271,609	118,908	390,517
Credit Suisse International	Ford Motor Co.	Baa3/BB+	4,000	5.00	(1)	12/20/16	558,514	(5,870)	552,644
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	521,683	(116,454)	405,229
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	521,684	(208,417)	313,267
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	1,103,065	(291,012)	812,053
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	521,683	(134,871)	386,812
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	1,103,065	(215,578)	887,487
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	1,700	5.00	(1)	6/20/15	111,937	60,054	171,991

Total			$46,175				$5,755,544	$(840,237)	$4,915,307

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

34

Boston Income Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $46,175,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2013, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $4,915,307, with the highest amount from any one counterparty being $1,530,549. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amounts would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Swap contracts	$5,755,544	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$1,590,415	(1)	$1,544,053	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $49,715,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed

35

Boston Income Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

8  Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,176,038,232	$21,078,007	$4,197,116,239
Senior Floating-Rate Interests	—	458,542,568	—	458,542,568
Convertible Bonds	—	—	29,904	29,904
Common Stocks	7,834,625	122,850	10,336,036	18,293,511
Convertible Preferred Stocks	13,899,304	—	—	13,899,304
Preferred Stocks	12,393,017	—	—	12,393,017
Miscellaneous	—	4,818,581	6,000,001	10,818,582
Warrants	—	1,611,009	—	1,611,009
Short-Term Investments	—	57,051,514	—	57,051,514

Total Investments	$34,126,946	$4,698,184,754	$37,443,948	$4,769,755,648

Swap Contracts	$—	$5,755,544	$—	$5,755,544

Total	$34,126,946	$4,703,940,298	$37,443,948	$4,775,511,192

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

36

Eaton Vance

Income Fund of Boston

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

37

Eaton Vance

Income Fund of Boston

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

38

Eaton Vance

Income Fund of Boston

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered the fact that the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2013. The Board also considered factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, including a revised breakpoint effective May 1, 2013, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

39

Eaton Vance

Income Fund of Boston

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-6/13	IBSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 12, 2013

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2013